VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	June 30, 2018	December 31, 2017
Cost	2,530,361	2,256,747
Accumulated depreciation	458,071	494,151
Vessels and equipment, net	2,072,290	1,762,596

During the six months ended June 30, 2018, the Company took delivery of four 2014 built container vessels, each with approximately 14,000 TEU carrying capacity. The Company recorded additions to cost of vessels and equipment of $445.0 million which included the issuance of 4,024,984 common shares with a value of $58.0 million as part of the consideration. An additional $18.0 million of the consideration paid was assigned to the long term time charter contracts acquired with the vessels which was recorded separately within long term assets and is being amortized to revenue over the remaining period of each contract.
The Company disposed of one container vessel with a net carrying value of $12.3 million during the six months ended June 30, 2018 (Refer Note 2: Gain on Sale of Assets and Termination of Charters).

Acquisitions and disposals in respect of vessels accounted for as direct financing and sales-type leases are discussed in Note 8: Investments in direct financing and sales-type leases.